Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Costs of materials and production USD ($)	Dec. 31, 2012 Costs of materials and production CNY	Dec. 31, 2011 Costs of materials and production CNY	Dec. 31, 2010 Costs of materials and production CNY	Dec. 31, 2012 Sales, marketing and distribution USD ($)	Dec. 31, 2012 Sales, marketing and distribution CNY	Dec. 31, 2011 Sales, marketing and distribution CNY	Dec. 31, 2010 Sales, marketing and distribution CNY	Dec. 31, 2012 In-process research and development USD ($)	Dec. 31, 2012 In-process research and development CNY	Dec. 31, 2011 In-process research and development USD ($)	Dec. 31, 2010 In-process research and development USD ($)	Dec. 31, 2011 In-process research and development CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Developed technologies CNY	Dec. 31, 2011 Developed technologies CNY	Dec. 31, 2012 Developed technologies Minimum	Dec. 31, 2012 Developed technologies Maximum	Dec. 31, 2012 Product trademarks CNY	Dec. 31, 2011 Product trademarks CNY	Dec. 31, 2012 Product trademarks Minimum	Dec. 31, 2012 Product trademarks Maximum	Dec. 31, 2012 Manufacturing and supply licenses CNY	Dec. 31, 2011 Manufacturing and supply licenses CNY	Dec. 31, 2012 Manufacturing and supply licenses Minimum	Dec. 31, 2012 Manufacturing and supply licenses Maximum
Intangible assets
Amortization period																				4 years	11 years			7 years	16 years			6 years	10 years			1 year	5 years
Gross carrying amount																		37,418	37,418			347,188	347,640			4,303	4,303			9,544	9,544
Gross carrying amount of acquired intangible assets	78,900	491,553	492,005											93,100			93,100
Accumulated amortization	(29,974)	(186,739)	(153,533)															(33,533)	(29,148)			(139,704)	(111,354)			(3,958)	(3,487)			(9,544)	(9,544)
Accumulated impairment	(11,252)	(70,100)												(70,100)
Net carrying amount																		3,885	8,270			207,484	236,286			345	816
Carrying value														23,000			93,100
Net carrying amount of acquired intangible assets	37,674	234,714	338,472
Total amortization expense	5,330	33,206	33,731	37,128	4,626	28,821	28,330	31,703	704	4,385	5,401	5,425
Impairment loss on indefinite-lived intangible assets													11,252	70,100	0	0
Estimated amortization expense of the Group's intangible assets with definite lives
2013		29,988
2014		28,793
2015		28,505
2016		28,139
2017		22,066